UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MFRA NQM DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001803775

MFA 2025-NQM5 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Bryan Wulfsohn, 212-207-6431

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM Depositor, llc

Date: November 26, 2025		/s/ Bryan Wulfsohn
	Name:	Bryan Wulfsohn
	Title:	Vice President

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Narrative
1.	AMC Exceptions Report
2.	AMC Exception Grades Report
3.	AMC Valuations Report
4.	AMC Data Compare Report
5.	AMC Supplemental Report

99.02	Clarifii LLC (“Clarifii”) Narrative
1.	Clarifii ATR or QM Report
2.	Clarifii Business Purpose Report
3.	Clarifii Data Compare Report
4.	Clarifii Rating Agency Grades Summary Report
5.	Clarifii Rating Agency Grades Detail Report
6.	Clarifii Supplemental Data Report
7.	Clarifii Valuation Report

99.03	Consolidated Analytics, Inc. (“CA”) Narrative
1.	CA Due Diligence Standard Report
2.	CA Supplemental Summary
3.	CA Rating Agency Grades Summary Report
4.	CA Valuations Report
5.	CA Data Compare Report

99.04	Clayton Services LLC (“Clayton”) Narrative
1.	Clayton Conditions Summary Report
2.	Clayton Conditions Detail Report
3.	Clayton Loan Grades Report
4.	Clayton Loan Level Tape Compare Report
5.	Clayton Non ATR QM Upload Report
6.	Clayton RA ATR QM Data Report
7.	Clayton Valuations Summary Report
8.	Clayton Waived Conditions Summary Report

99.05	Evolve Mortgage Services (“Evolve”) Narrative
1.	Evolve Rating Agency Grades Report
2.	Evolve Exception Detail Report
3.	Evolve Valuation Report
4.	Evolve Data Compare Report
5.	Evolve QM ATR Data Report
6.	Evolve Business Purpose Report
7.	Evolve Additional Data Report

99.06	Infinity IPS, Inc. (“Infinity”) Narrative
1.	Infinity Rating Agency Grade Summary Report
2.	Infinity Rating Agency Grade Detail Report
3.	Infinity Business Purpose Report
4.	Infinity Supplemental Data Report
5.	Infinity Valuation Report
6.	Infinity ATR or QM Report

99.07	Inglet Blair, LLC (“Inglet Blair”) Narrative
1.	Inglet Blair Loan Summary Report
2.	Inglet Blair Exception Report
3.	Inglet Blair Final Grading Summary Report
4.	Inglet QM Summary Report
5.	Inglet Supplemental Data Report
6.	Inglet Client Supplemental Report
7.	Inglet Blair Data Comparison Report
8.	Inglet Blair Valuation Report

99.08	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative
1.	Maxwell Standard Exceptions Report
2.	Maxwell Grading Report
3.	Maxwell Valuation Report
4.	Maxwell Supplemental Data Report
5.	Maxwell Business Purpose Report
6.	Maxwell Data Compare Report

99.09	Opus Capital Markets Consultants, LLC (“Opus”) Narrative
1.	Opus Rating Agency Grade Summary Report
2.	Opus Standard Findings Report
3.	Opus ATR or QM Report
4.	Opus Supplemental Data Report
5.	Opus Business Purpose Report
6.	Opus Valuation Report
7.	Opus Data Compare Report

99.10	Selene Diligence LLC (“Selene”) Narrative
1.	Selene Rating Agency Grades Summary Report
2.	Selene Standard Findings Report
3.	Selene Valuation Report
4.	Selene Mortgage Loan Schedule Report
5.	Selene Supplemental Data Report
6.	Selene Business Purpose Report
7.	Selene Data Compare Report